Long-term Debt - Debt discharged during 2017 (Details) - 7.25% Senior Unsecured Notes, 6.50% Senior Secured Notes, $1.3 billion Senior Secured Term Loan B Facility and $1.9 billion Term Loan B Facility
$ in Thousands
9 Months Ended
Sep. 22, 2017 USD ($)
Debt Instrument [Line Items]
Issuance of common stock, value	$ 1,992,533
Aggregate cash consideration paid (including early consent fee)	$ 320,800